UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

U.S. small cap equities enjoyed a banner year in 2013. The Russell 2000 Value® Index gained 34.52%, representing the best calendar year return since 2003. Key to the surge in equities was the continuation of the Federal Reserve’s quantitative easing program. Although they announced in June their intention to begin tapering this program, they reversed course in September citing softer growth and maintained their bond buying pace. This has supported growth in a number of areas. Residential real estate hit new all-time highs in certain metro areas, unemployment dropped over a percentage point year over year, and gross domestic product growth generally improving as the year progressed. What’s been good for equities has not been good for bonds, however. Broad high quality fixed income benchmarks experienced their first negative calendar year return since 1999, as investors fretted about the inevitable rise in interest rates.

As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals, 3) supported by attractive price trends, and 4) run by shareholder-friendly management. We employ a quantitative stock selection model designed to capture these four investment concepts which we call Relative Value, Earnings Momentum, Price Trend, and Management Action, respectively. Against the current backdrop of a stable and growing economy, investors appear willing and able to spend the time to identify fundamentally strong companies trading at attractive valuations and run by shareholder-friendly management. Perhaps more importantly, investors have also shown the patience to hold those positions as they wait for that value to be recognized by the marketplace. These trends have resulted in strong performance from our Relative Value and Management Action concepts. The contributions extend to the momentum concepts as well, and the benefits of a balanced model were apparent at different points of the year, as each concept had its moment in the sun. For example, in the third quarter, during which time the Federal Reserve indicated it would begin tapering, Relative Value and Management Action slipped as investors were suddenly on the hunt for growth. This led to good results for the Earnings Momentum concept, which notched its strongest return of the year in the third quarter.

For the full year, the strong model results were fully captured by the Great-West Invesco Small Cap Value Fund (Initial Class shares), which returned 35.65% and outperformed its benchmark. This year’s strong gains have created an attractive return profile over the latest 1-, 3-, and 5-year periods. Stock selection drove returns in 2013, with strong contribution from the consumer staples, health care, and telecommunications sectors. Stock selection proved more challenging, however, in the financials and energy sectors, which detracted value.

Our strategy tends to perform best in trend-like environments (whether that results in up, down, or sideways equity markets) in which investors are focused on stock attributes that drive long-term valuations over the long haul – attributes such as attractive valuations and improving earnings expectations. We are encouraged and hopeful by the strength in the U.S. economy, which has been supported by the continued recovery in the housing market and improvements in employment. In an environment of stable and positive expectations for growth, investors typically have the confidence to be more forward-thinking. This may prove beneficial for our investment approach, which favors fundamentally sound, long-term drivers of stock return.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 2000 Value Index
	10,000.00	10,000.00
2008*	7,116.00	7,201.00
2009	8,601.11	8,682.97
2010	11,333.02	10,810.29
2011	10,650.77	10,215.73
2012	12,629.68	12,059.66
2013	17,131.68	16,222.80

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Since Inception (5/15/08)
Initial Class	35.65%	19.21%	9.97%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	2.29%
Communications	6.93%
Consumer, Cyclical	8.91%
Consumer, Non-cyclical	18.21%
Diversified	0.96%
Energy	5.77%
Financial	30.96%
Industrial	8.53%
Technology	4.80%
Utilities	4.02%
Short Term Investments	8.62%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,188.00	$7.77*

Hypothetical (5% return before expenses)	$1,000.00	$1,018.38	$7.17*

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

COMMON STOCK
Basic Materials — 2.48%
2,500	Aceto Corp (a)	$	62,525
7,400	Minerals Technologies Inc		444,518
1,800	Oil-Dri Corp of America		68,112
69,700	Stillwater Mining Co (a)		860,098
21,000	Xerium Technologies Inc (a)		346,290

			1,781,543

Communications — 7.53%
12,300	ClearOne Inc (a)		107,871
24,500	Comtech Telecommunications Corp		772,240
67,400	Extreme Networks Inc (a)		471,800
3,700	Fairpoint Communications Inc (a)(b)		41,847
38,700	Harmonic Inc (a)		285,606
30,200	IDT Corp Class B		539,674
44,800	Inteliquent Inc		511,616
26,400	NTELOS Holdings Corp		534,072
5,200	Overstock.com Inc (a)(b)		160,108
7,400	PC-Tel Inc		70,818
52,600	Telenav Inc (a)		346,634
12,600	Ubiquiti Networks Inc (a)(b)		579,096
24,900	USA Mobility Inc		355,572
15,700	WebMD Health Corp (a)		620,150

			5,397,104

Consumer, Cyclical — 9.69%
10,400	Ambassadors Group Inc		48,360
22,300	Build-A-Bear Workshop Inc (a)		168,365
30,900	Century Casinos Inc (a)		160,989
16,100	Christopher & Banks Corp (a)		137,494
8,600	GameStop Corp Class A		423,636
10,600	hhgregg Inc (a)(b)		148,082
11,600	Iconix Brand Group Inc (a)		460,520
28,900	Kimball International Inc Class B		434,367
21,000	Lakes Entertainment Inc (a)		82,950
19,200	Motorcar Parts of America Inc (a)		370,560
600	Nathan’s Famous Inc (a)		30,246
8,900	Oshkosh Corp		448,382
26,900	PetMed Express Inc (b)		447,347
6,900	Red Robin Gourmet Burgers Inc (a)		507,426
186,900	Rite Aid Corp (a)		945,714
10,000	Roundy’s Inc		98,600
34,900	SkyWest Inc		517,567
900	Strattec Security Corp		40,203
25,400	Tower International Inc (a)		543,560
16,200	Trans World Entertainment Corp (a)		71,604
7,500	Visteon Corp (a)		614,175
12,400	Wendy’s Co		108,128
5,000	Winnebago Industries Inc (a)		137,250

			6,945,525

Consumer, Non-cyclical — 19.80%
15,700	Addus HomeCare Corp (a)		352,465
46,200	Affymetrix Inc (a)		395,934

Shares			Fair Value

Consumer, Non-cyclical — (continued)
45,000	Albany Molecular Research Inc (a)	$	453,600
26,500	AMAG Pharmaceuticals Inc (a)		643,155
13,700	Barrett Business Services Inc		1,270,538
1,600	Bridgepoint Education Inc (a)		28,336
5,900	Cal-Maine Foods Inc		355,357
45,600	Convergys Corp		959,880
6,000	CSS Industries Inc		172,080
24,800	Cumberland Pharmaceuticals Inc (a)(b)		126,728
8,600	Farmer Bros Co (a)		200,036
38,600	Green Dot Corp Class A (a)		970,790
7,200	Heidrick & Struggles International Inc		145,008
47,400	Information Services Group Inc (a)		200,976
15,100	Isis Pharmaceuticals Inc (a)		601,584
8,500	John B Sanfilippo & Son Inc		209,780
2,400	Lannett Co Inc (a)		79,440
45,000	Live Nation Entertainment Inc (a)		889,200
15,800	Momenta Pharmaceuticals Inc (a)		279,344
1,400	Myriad Genetics Inc (a)(b)		29,372
6,900	National American University Holdings Inc (b)		24,150
2,900	Omega Protein Corp (a)		35,641
57,400	Pacific Biosciences of California Inc (a)		300,202
64,900	Pilgrim’s Pride Corp (a)		1,054,625
43,400	Pozen Inc		348,936
14,900	Providence Service Corp (a)		383,228
3,900	Quad/Graphics Inc (b)		106,197
63,800	RPX Corp (a)		1,078,220
30,300	RR Donnelley & Sons Co		614,484
6,300	Sagent Pharmaceuticals Inc (a)		159,894
1,600	Sanderson Farms Inc		115,728
35,500	SUPERVALU Inc (a)		258,795
5,300	Synutra International Inc (a)		47,064
12,600	Targacept Inc (a)		52,290
8,000	Tree.com Inc (a)		262,720
4,000	United Therapeutics Corp (a)		452,320
28,400	Zeltiq Aesthetics Inc (a)		537,044

			14,195,141

Diversified — 1.04%
47,100	Harbinger Group Inc (a)		558,135
24,900	Horizon Pharma Inc (a)(b)		189,738

			747,873

Energy — 6.27%
61,700	Alpha Natural Resources Inc (a)(b)		440,538
1,300	Apco Oil & Gas International Inc (a)		20,267
8,900	Carrizo Oil & Gas Inc (a)		398,453
11,700	Exterran Holdings Inc (a)		400,140
12,600	Gran Tierra Energy Inc (a)		92,106
36,100	Green Plains Renewable Energy Inc		699,979
91,900	Penn Virginia Corp (a)		866,617
12,100	REX American Resources Corp (a)		540,991
17,600	Stone Energy Corp (a)		608,784

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Energy — (continued)
19,600	Ultra Petroleum Corp (a)(b)	$	424,340

			4,492,215

Financial — 33.66%
14,500	Access National Corp		216,775
11,900	American Assets Trust Inc REIT		374,017
29,900	Apollo Investment Corp		253,552
40,300	Arbor Realty Trust Inc REIT		268,398
7,900	Banc of California Inc		105,939
400	Bancfirst Corp		22,424
19,300	Banco Latinoamericano de Comercio Exterior SA		540,786
1,400	BBX Capital Corp Class A (a)		21,840
20,500	Blackstone Mortgage Trust Inc REIT Class A (b)		556,165
101,000	Cedar Realty Trust Inc REIT		632,260
15,000	Center Bancorp Inc		281,400
7,300	Central Pacific Financial Corp		146,584
600	Century Bancorp Inc Class A		19,950
28,000	Charter Financial Corp		301,560
10,200	Citizens & Northern Corp		210,426
33,700	Crawford & Co Class B		311,388
12,500	Extra Space Storage Inc REIT		526,625
10,900	Farmers Capital Bank Corp (a)		237,075
1,600	FBR & Co (a)		42,208
700	First Business Financial Services Inc		26,341
8,800	First Defiance Financial Corp		228,536
9,100	First Financial Bankshares Inc (b)		603,512
25,800	First Interstate Bancsystem Inc		731,946
18,700	First Merchants Corp		425,612
4,300	First Niagara Financial Group Inc		45,666
8,500	Flagstar Bancorp Inc (a)		166,770
3,200	Fortegra Financial Corp (a)		26,464
29,300	Franklin Street Properties Corp REIT		350,135
53,200	Gain Capital Holdings Inc		399,532
1,700	Geo Group Inc REIT		54,774
5,900	Getty Realty Corp REIT		108,383
2,700	Gladstone Investment Corp (a)		21,762
40,800	Gramercy Property Trust Inc REIT (a)		234,600
27,000	GSV Capital Corp (a)(b)		326,430
24,100	Hanmi Financial Corp		527,549
2,500	HCI Group Inc (b)		133,750
32,100	Hilltop Holdings Inc (a)		742,473
6,000	Horizon Bancorp		151,980
2,800	Hudson Valley Holding Corp		56,980
24,600	Imperial Holdings Inc (a)		160,884
10,100	Independent Bank Corp (a)		121,200
27,200	Kite Realty Group Trust REIT		178,704
16,200	Lakeland Financial Corp		631,800
9,200	MainSource Financial Group Inc		165,876
5,100	MCG Capital Corp		22,440
3,800	Monarch Financial Holdings Inc (b)		46,778
15,100	Monmouth Real Estate Investment Corp REIT Class A		137,259
6,800	National Health Investors Inc REIT		381,480

Shares			Fair Value

Financial — (continued)
55,100	National Penn Bancshares Inc	$	624,283
1,900	Nelnet Inc Class A		80,066
4,000	NGP Capital Resources Co		29,880
45,100	OFG Bancorp (b)		782,034
15,500	One Liberty Properties Inc REIT		312,015
11,100	Orrstown Financial Services Inc (a)		181,485
7,200	Parkway Properties Inc REIT		138,888
9,000	Peoples Bancorp Inc		202,590
15,700	Popular Inc (a)		451,061
2,000	Potlatch Corp REIT		83,480
2,100	Preferred Bank (a)		42,105
66,600	Prospect Capital Corp		747,252
8,500	Provident Financial Holdings Inc		127,500
6,000	Pulaski Financial Corp		67,560
17,900	Ramco-Gershenson Properties Trust REIT		281,746
10,700	Republic Bancorp Inc Class A		262,578
36,400	Retail Properties of America Inc REIT Class A		463,008
52,700	RLJ Lodging Trust REIT		1,281,664
26,700	Sabra Health Care Inc REIT		697,938
8,900	Security National Financial Corp Class A (a)		42,898
9,700	Simmons First National Corp Class A		360,355
6,300	Southside Bancshares Inc		172,242
22,000	Southwest Bancorp Inc (a)		350,240
5,000	Sovran Self Storage Inc REIT		325,850
4,300	STAG Industrial Inc REIT		87,677
13,500	Suffolk Bancorp (a)		280,800
2,300	SY Bancorp Inc		73,416
2,300	Symetra Financial Corp		43,608
11,900	THL Credit Inc		196,231
6,100	Trico Bancshares		173,057
1,700	Umpqua Holdings Corp (b)		32,538
17,200	United Community Banks Inc (a)		305,300
12,000	United Fire Group Inc		343,920
18,800	United Insurance Holdings Corp		264,704
3,500	Universal Insurance Holdings Inc		50,680
5,300	Washington Federal Inc		123,437
4,700	Washington Trust Bancorp Inc		174,934
20,400	West Bancorporation Inc		322,728
99,500	Wilshire Bancorp Inc		1,087,535
2,100	World Acceptance Corp (a)(b)		183,813

			24,132,084

Industrial — 9.28%
5,500	Alliant Techsystems Inc		669,240
7,600	Argan Inc		209,456
37,600	Arkansas Best Corp		1,266,368
19,400	Ballantyne Strong Inc (a)		89,822
10,500	Benchmark Electronics Inc (a)		242,340
11,100	ITT Corp		481,962
12,900	Kadant Inc		522,708
8,200	LB Foster Co Class A		387,778
42,100	Lihua International Inc (a)(b)		240,812
12,400	LoJack Corp (a)		44,764
300	Mueller Industries Inc		18,903
1,800	NACCO Industries Inc Class A		111,942

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Industrial — (continued)
1,900	Orion Marine Group Inc (a)	$	22,857
19,900	SunPower Corp (a)(b)		593,219
30,900	Swift Transportation Co (a)(b)		686,289
46,100	Taser International Inc (a)		732,068
5,500	US Concrete Inc (a)		124,465
13,600	USA Truck Inc (a)		181,968
1,700	Vishay Intertechnology Inc (a)		22,542

			6,649,503

Technology — 5.22%
4,600	Agilysys Inc (a)		64,032
62,100	Brocade Communications Systems Inc (a)		550,827
29,700	Digital River Inc (a)		549,450
4,500	DST Systems Inc		408,330
33,500	FormFactor Inc (a)		201,670
16,100	International Rectifier Corp (a)		419,727
15,000	Lexmark International Inc Class A		532,800
12,200	MaxLinear Inc Class A (a)		127,246
11,200	Pericom Semiconductor Corp (a)		99,232
7,400	Pitney Bowes Inc		172,420
16,200	Rosetta Stone Inc (a)		197,964
16,700	Supertex Inc (a)		418,335

			3,742,033

Utilities — 4.37%
13,700	American States Water Co		393,601
5,400	Chesapeake Utilities Corp		324,108
21,400	Consolidated Water Co Ltd		301,740
19,400	El Paso Electric Co		681,134
1,100	Laclede Group Inc		50,094
17,300	PNM Resources Inc		417,276
17,300	Southwest Gas Corp		967,243

			3,135,196

TOTAL COMMON STOCK — 99.34% (Cost $56,759,351)		$	71,218,217

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.18%
$ 130,000	U.S. Treasury Bills (c)
	0.04%, 03/13/2014		129,991

Principal Amount			Fair Value

Reverse Repurchase Agreements — 9.20%
$ 1,565,333	Undivided interest of 3.22% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $1,565,333 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (d)	$	1,565,333

1,565,332	Undivided interest of 3.90% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $1,565,332 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (d)		1,565,332

329,542	Undivided interest of 4.01% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $329,542 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (d)(e)		329,542

1,565,332	Undivided interest of 6.50% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $1,565,332 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (d)		1,565,332

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 1,565,332	Undivided interest of 8.76% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $1,565,332 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949. (d)	$	1,565,332

			6,590,871

TOTAL SHORT TERM INVESTMENTS — 9.38% (Cost $6,720,862)		$	6,720,862

TOTAL INVESTMENTS — 108.72% (Cost $63,480,213)		$	77,939,079

OTHER ASSETS & LIABILITIES, NET — (8.72)%		$	(6,249,330)

TOTAL NET ASSETS — 100.00%		$	71,689,749

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2013.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
(e)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	3	USD	$348,420	March 2014	$ 8,850

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Invesco Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $6,428,278 of securities on loan)(a)	$71,348,208
Reverse repurchase agreements, fair value(b)	6,590,871
Cash	408,552
Subscriptions receivable	7,650
Variation margin on futures contracts	1,446
Dividends receivable	169,895

Total Assets	78,526,622

LIABILITIES:
Payable to investment adviser	87,172
Payable upon return of securities loaned	6,590,871
Redemptions payable	158,830

Total Liabilities	6,836,873

NET ASSETS	$71,689,749

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$600,749
Paid-in capital in excess of par	54,472,683
Net unrealized appreciation on investments and futures contracts	14,467,716
Accumulated net realized gain on investments and futures contracts	2,148,601

NET ASSETS	$71,689,749

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	6,007,488

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.93

(a) Cost of investments	$56,889,342
(b) Cost of reverse repurchase agreements	$6,590,871

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Invesco Small Cap Value Fund

INVESTMENT INCOME:
Interest	$269
Income from securities lending	47,629
Dividends	1,646,941
Foreign withholding tax	(562)

Total Income	1,694,277

EXPENSES:
Management fees	953,463

Total Expenses	953,463

NET INVESTMENT INCOME	740,814

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,442,789
Net realized gain on futures contracts	376,613

Net Realized Gain on Investments	12,819,402

Net change in unrealized appreciation on investments	7,713,399
Net change in unrealized depreciation on futures contracts	(14,600)

Net Change in Unrealized Appreciation on Investments	7,698,799

Net Realized and Unrealized Gain on Investments and Futures Contracts	20,518,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,259,015

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Invesco Small Cap Value Fund

OPERATIONS:
Net investment income	$740,814	$972,293
Net realized gain on investments	12,819,402	6,310,023
Net change in unrealized appreciation on investments	7,698,799	3,725,353

Net Increase in Net Assets Resulting from Operations	21,259,015	11,007,669

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,835,581)	(1,729,764)
From net realized gains	(6,429,029)	(3,139,576)

Total Distributions	(12,264,610)	(4,869,340)

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,342,932	10,567,073
Shares issued in reinvestment of distributions	12,264,610	4,869,340
Shares redeemed	(31,269,007)	(17,118,419)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,661,465)	(1,682,006)

Total Increase in Net Assets	7,332,940	4,456,323

NET ASSETS:
Beginning of year	64,356,809	59,900,486

End of year	$71,689,749	$64,356,809

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,404,696	997,385
Shares issued in reinvestment of distributions	1,022,044	465,942
Shares redeemed	(2,500,805)	(1,591,929)

Net Decrease	(74,065)	(128,602)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Invesco Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.58		$9.65		$11.06	$8.45	$7.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.16	(a)	0.06	0.07	0.07
Net realized and unrealized gain (loss)	3.59		1.62		(0.73)	2.61	1.39

Total From Investment Operations	3.72		1.78		(0.67)	2.68	1.46

LESS DISTRIBUTIONS:
From net investment income	(1.13)		(0.30)		(0.06)	(0.07)	(0.07)
From net realized gains	(1.24)		(0.55)		(0.68)	–	–

Total Distributions	(2.37)		(0.85)		(0.74)	(0.07)	(0.07)

NET ASSET VALUE, END OF YEAR	$11.93		$10.58		$9.65	$11.06	$8.45

TOTAL RETURN(b)	35.65%		18.58%		(6.02%)	31.76%	20.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$71,690		$64,357		$59,900	$71,817	$141,031
Ratio of expenses to average net assets	1.40%		1.40%		1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.09%		1.54%		0.53%	0.50%	1.25%
Portfolio turnover rate	100%		104%		127%	86%	95%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	69,591,712	$	—	$	—	$	69,591,712
Foreign Common Stock		1,626,505		—		—		1,626,505
Short Term Investments		—		6,720,862		—		6,720,862
Derivative Investments:
Futures Contracts (a)		8,850		—		—		8,850

Total Investments	$	71,227,067	$	6,720,862	$	0	$	77,947,929

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Annual Report - December 31, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$5,094,767	$(5,094,767)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013		2012
Distributions paid from:
Ordinary income	$5,835,581	$	1,729,764
Long-term capital gain	6,429,029		3,139,576

	$12,264,610	$	4,869,340

  Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$909,129
Undistributed capital gains	1,438,788

Net accumulated earnings	2,347,917

Net unrealized appreciation on investments	14,268,400
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$16,616,317

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

  Annual Report - December 31, 2013

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 10 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$8,850(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$376,613	Net change in unrealized depreciation on futures contracts	$(14,600)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $66,550,069 and $79,335,917, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $63,670,679. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $15,383,860 and gross depreciation of investments in which there was an excess of tax cost over value of $1,115,460 resulting in net appreciation of $14,268,400.

  Annual Report - December 31, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $6,428,278 and received collateral of $6,590,871 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 20% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Invesco Small Cap Value Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of	N/A	N/A

80111 1955		Counsel)

New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-	N/A	N/A

Road, Greenwood Village, CO 80111 1967		(as Chief Financial Officer)

West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013..

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.   The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.   The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $ 1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)           (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

               (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

               (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014